Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Principal Payments [Abstract]
July to December 2019	$ 115,358
2020	197,915
2021	241,013
2022	180,146
2023	337,143
2024 and thereafter	471,085
Total	$ 1,542,660	$ 1,607,122